Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 21, 2022
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2022
Prospectus Date	rr_ProspectusDate	Sep. 27, 2021
KraneShares European Carbon Allowance ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares European Carbon Allowance Strategy ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the fourth sentence of the second paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the fourth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

Supplement Closing Text Block	CIK0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
KraneShares Global Carbon ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Global Carbon Strategy ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the fourth sentence of the fourth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the sixth paragraph under the “Additional Information about Certain Fund’s Principal Investment Strategies and Indexes – KraneShares Global Carbon Strategy ETF” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

KraneShares California Carbon Allowance ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares California Carbon Allowance Strategy ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the fourth sentence of the third paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the fifth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.